Segment Information - Consolidated Statement of Income by Business Area (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of operating segments [line items]
Sales revenues	$ 23,407	$ 20,823	$ 46,365	$ 42,560
Cost of sales	(14,636)	(14,181)	(29,340)	(28,355)
Gross profit (loss)	8,771	6,642	17,025	14,205
Income (expenses)	(4,149)	(1,984)	(6,911)	(5,009)
Selling	(1,317)	(1,209)	(2,590)	(1,969)
General and administrative	(612)	(691)	(1,272)	(1,424)
Exploration costs	(162)	(187)	(298)	(281)
Research and development	(164)	(171)	(317)	(278)
Other taxes	(100)	(954)	(248)	(1,046)
Other income and expenses	(1,794)	1,228	(2,186)	(11)
Net income / (loss) before financial results and income taxes	4,622	4,658	10,114	9,196
Net finance income (expenses)	(734)	(2,747)	(2,969)	(5,212)
Results in equity-accounted investments	86	191	244	386
Net income / (loss) before income taxes	3,974	2,102	7,389	4,370
Income taxes	(1,286)	(2,014)	(2,505)	(2,751)
Net income (loss) for the period	2,688	88	4,884	1,619
Net income (loss) attributable to:
Shareholders of Petrobras	2,794	96	4,939	1,513
Non-controlling interests	(106)	(8)	(55)	106
Net income (loss) for the period	2,688	88	4,884	1,619
Third parties [Member]
Disclosure of operating segments [line items]
Sales revenues	23,407	20,823	46,365	42,560
Eliminations [member]
Disclosure of operating segments [line items]
Sales revenues	(17,909)	(14,253)	(34,685)	(29,385)
Cost of sales	17,204	14,386	33,682	29,714
Gross profit (loss)	(705)	133	(1,003)	329
Income (expenses)	(10)	16	(20)	36
Selling	(6)	18	(14)	40
General and administrative	(1)		(1)
Other income and expenses	(3)	(2)	(5)	(4)
Net income / (loss) before financial results and income taxes	(715)	149	(1,023)	365
Net income / (loss) before income taxes	(715)	149	(1,023)	365
Income taxes	243	(51)	348	(124)
Net income (loss) for the period	(472)	98	(675)	241
Net income (loss) attributable to:
Shareholders of Petrobras	(472)	98	(675)	241
Net income (loss) for the period	(472)	98	(675)	241
Exploration and Production [member] | Third parties [Member]
Disclosure of operating segments [line items]
Sales revenues	524	352	1,045	708
Exploration and Production [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales revenues	13,383	9,887	25,933	20,459
Cost of sales	(7,601)	(6,638)	(15,030)	(13,452)
Gross profit (loss)	5,782	3,249	10,903	7,007
Income (expenses)	(915)	(1,031)	(652)	(1,645)
Selling	(19)	(34)	(41)	(66)
General and administrative	(59)	(74)	(134)	(152)
Exploration costs	(162)	(187)	(298)	(281)
Research and development	(117)	(117)	(221)	(169)
Other taxes	(9)	(21)	(59)	(31)
Other income and expenses	(549)	(598)	101	(946)
Net income / (loss) before financial results and income taxes	4,867	2,218	10,251	5,362
Results in equity-accounted investments	3	35	3	46
Net income / (loss) before income taxes	4,870	2,253	10,254	5,408
Income taxes	(1,652)	(755)	(3,482)	(1,824)
Net income (loss) for the period	3,218	1,498	6,772	3,584
Net income (loss) attributable to:
Shareholders of Petrobras	3,219	1,512	6,775	3,579
Non-controlling interests	(1)	(14)	(3)	5
Net income (loss) for the period	3,218	1,498	6,772	3,584
Exploration and Production [member] | Eliminations [member]
Disclosure of operating segments [line items]
Sales revenues	12,859	9,535	24,888	19,751
Refining Transportation And Marketing [member] | Third parties [Member]
Disclosure of operating segments [line items]
Sales revenues	14,072	12,109	27,394	25,198
Refining Transportation And Marketing [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales revenues	18,147	15,944	35,207	33,091
Cost of sales	(15,603)	(13,881)	(30,759)	(28,682)
Gross profit (loss)	2,544	2,063	4,448	4,409
Income (expenses)	(541)	(620)	(1,272)	(1,295)
Selling	(410)	(401)	(855)	(839)
General and administrative	(94)	(111)	(200)	(228)
Research and development	(2)	(3)	(5)	(6)
Other taxes	(35)	(17)	(60)	(35)
Other income and expenses		(88)	(152)	(187)
Net income / (loss) before financial results and income taxes	2,003	1,443	3,176	3,114
Results in equity-accounted investments	85	131	222	304
Net income / (loss) before income taxes	2,088	1,574	3,398	3,418
Income taxes	(682)	(490)	(1,081)	(1,058)
Net income (loss) for the period	1,406	1,084	2,317	2,360
Net income (loss) attributable to:
Shareholders of Petrobras	1,456	1,079	2,399	2,370
Non-controlling interests	(50)	5	(82)	(10)
Net income (loss) for the period	1,406	1,084	2,317	2,360
Refining Transportation And Marketing [member] | Eliminations [member]
Disclosure of operating segments [line items]
Sales revenues	4,075	3,835	7,813	7,893
Gas & Power [member] | Third parties [Member]
Disclosure of operating segments [line items]
Sales revenues	2,050	2,146	4,036	3,891
Gas & Power [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales revenues	2,883	2,881	5,719	5,330
Cost of sales	(2,119)	(2,091)	(3,917)	(3,763)
Gross profit (loss)	764	790	1,802	1,567
Income (expenses)	(595)	1,382	(1,389)	1,100
Selling	(512)	(545)	(1,078)	(620)
General and administrative	(31)	(36)	(69)	(89)
Research and development	(6)	(7)	(10)	(11)
Other taxes	(14)	(192)	(25)	(212)
Other income and expenses	(32)	2,162	(207)	2,032
Net income / (loss) before financial results and income taxes	169	2,172	413	2,667
Results in equity-accounted investments	4	27	27	55
Net income / (loss) before income taxes	173	2,199	440	2,722
Income taxes	(58)	(738)	(141)	(906)
Net income (loss) for the period	115	1,461	299	1,816
Net income (loss) attributable to:
Shareholders of Petrobras	74	1,431	222	1,756
Non-controlling interests	41	30	77	60
Net income (loss) for the period	115	1,461	299	1,816
Gas & Power [member] | Eliminations [member]
Disclosure of operating segments [line items]
Sales revenues	833	735	1,683	1,439
Biofuels [member] | Third parties [Member]
Disclosure of operating segments [line items]
Sales revenues	4	2	10	4
Biofuels [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales revenues	60	47	128	99
Cost of sales	(55)	(51)	(119)	(108)
Gross profit (loss)	5	(4)	9	(9)
Income (expenses)	(5)	(5)	(11)	(4)
Selling	(1)		(1)	(1)
General and administrative	(5)	(6)	(10)	(13)
Other taxes	(1)	(1)	(2)	(4)
Other income and expenses	2	2	2	14
Net income / (loss) before financial results and income taxes		(9)	(2)	(13)
Results in equity-accounted investments	(7)	(2)	(9)	(19)
Net income / (loss) before income taxes	(7)	(11)	(11)	(32)
Income taxes		3	1	4
Net income (loss) for the period	(7)	(8)	(10)	(28)
Net income (loss) attributable to:
Shareholders of Petrobras	(7)	(8)	(10)	(28)
Net income (loss) for the period	(7)	(8)	(10)	(28)
Biofuels [member] | Eliminations [member]
Disclosure of operating segments [line items]
Sales revenues	56	45	118	95
Distribution [member] | Third parties [Member]
Disclosure of operating segments [line items]
Sales revenues	6,757	6,214	13,880	12,759
Distribution [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales revenues	6,843	6,317	14,063	12,966
Cost of sales	(6,462)	(5,906)	(13,197)	(12,064)
Gross profit (loss)	381	411	866	902
Income (expenses)	(305)	(301)	(623)	(614)
Selling	(223)	(251)	(456)	(489)
General and administrative	(58)	(67)	(120)	(135)
Other taxes	(4)	(6)	(11)	(12)
Other income and expenses	(20)	23	(36)	22
Net income / (loss) before financial results and income taxes	76	110	243	288
Net income / (loss) before income taxes	76	110	243	288
Income taxes	(26)	(38)	(83)	(98)
Net income (loss) for the period	50	72	160	190
Net income (loss) attributable to:
Shareholders of Petrobras	35	72	118	190
Non-controlling interests	15		42
Net income (loss) for the period	50	72	160	190
Distribution [member] | Eliminations [member]
Disclosure of operating segments [line items]
Sales revenues	86	103	183	207
Corporate [member] | Operating segments [member]
Disclosure of operating segments [line items]
Income (expenses)	(1,778)	(1,425)	(2,944)	(2,587)
Selling	(146)	4	(145)	6
General and administrative	(364)	(397)	(738)	(807)
Research and development	(39)	(44)	(81)	(92)
Other taxes	(37)	(717)	(91)	(752)
Other income and expenses	(1,192)	(271)	(1,889)	(942)
Net income / (loss) before financial results and income taxes	(1,778)	(1,425)	(2,944)	(2,587)
Net finance income (expenses)	(734)	(2,747)	(2,969)	(5,212)
Results in equity-accounted investments	1		1
Net income / (loss) before income taxes	(2,511)	(4,172)	(5,912)	(7,799)
Income taxes	889	55	1,933	1,255
Net income (loss) for the period	(1,622)	(4,117)	(3,979)	(6,544)
Net income (loss) attributable to:
Shareholders of Petrobras	(1,511)	(4,088)	(3,890)	(6,595)
Non-controlling interests	(111)	(29)	(89)	51
Net income (loss) for the period	$ (1,622)	$ (4,117)	$ (3,979)	$ (6,544)